Stock-Based Compensation and Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Benefit Plans

13.	Stock-Based Compensation and Benefit Plans

On February 9, 2010, the board of directors of Cachet Minnesota adopted the 2010 Equity Incentive Plan (2010 EIP). The plan was approved by Cachet Minnesota’s shareholders. Participants in the plan may include employees, officers, directors, consultants, and independent contractors. As of June 30, 2015, the number of shares of common stock reserved for issuance under the 2010 EIP was 625,000 shares. On February 12, 2014, the board of directors of the Company approved the assumption of the 2010 EIP as part of the reverse merger transaction with DE2; however it was agreed that no new grants would be made from the 2010 EIP. On this same date the board of directors of the Company adopted the 2014 Equity Incentive Plan (the “2014 EIP”) covering an aggregate of 1,521,621 shares of common stock. The 2014 EIP will be administered by the Company’s Board of Directors or an authorized committee. The Company’s Chief Executive Officer may, on a discretionary basis and without committee review or approval, grant non-qualified (non-statutory) stock options for up to 100,000 common shares to new employees of the Company who are not officers of the Company during each fiscal year. Incentives under the plan may be granted in one or a combination of the following forms: (a) non-statutory stock options (no incentive stock options may be issued, because the plan was not submitted to and approved by our stockholders); (b) stock appreciation rights; (c) stock awards; (d) restricted stock; (e) restricted stock units; and (f) performance shares. Eligible participants include officers and employees of the company, members of the Board of Directors, and consultants or other independent contractors. No person is eligible to receive grants of stock options and SARs under the plan with respect to more than 100,000 shares of common stock in any one year, in the aggregate. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the 2014 EIP may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options generally expire five years from the date of grant.

During the three and six months ended June 30, 2015, the Company issued options to purchase 93,000 and 558,000 shares, respectively, with exercise prices ranging from $0.75 to $1.50 per share. The aggregate fair value of options granted totaled approximately $16,000 and $100,000 for three and six months ended June 30, 2015. Of those options, options issued to executive management and directors outside of the 2014 EIP plan covered 295,000 shares and vest 1/3rd on date of grant and 1/3rd each of the first two anniversary dates thereafter. A total of 40,000 options issued to a director vested 100% on the grant date in January 2015.

In April 2014, the Company issued 110,000 options to an executive at an exercise price of $4.00. The Company determined the fair value of the options to be $93,089 using the Black-Scholes option pricing model and was expensed one-third on date of grant and the other two-thirds over the two year anniversary periods.

As of June 30, 2015, the Company had options outstanding with respect to a total of 629,000 shares granted under the 2014 EIP. As of this date, the 2010 EIP had outstanding stock options issued to employees totaling 129,250 shares. The Company had also issued outside of the EIP plans options with respect to 1,965,000 shares of common stock to directors, certain officers and business consultants.

Stock Compensation Expense Information

FASB ASC 718-10 requires measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair values. Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the three and six months ended June 30, 2015 and 2014 was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Stock-based compensation costs included in:
Cost of revenue	$12,543	$1,571	$16,438	$3,746
Sales and marketing expenses	18,938	2,226	31,061	4,017
Research and development expenses	21,706	1,314	39,141	3,379
General and administrative expenses	30,215	33,588	67,668	74,067
Total stock-based compensation expense	$83,402	$38,699	$154,308	$85,209

As of June 30, 2015 the total compensation cost related to unvested options awards not yet recognized was $131,254. That cost will be recognized over a weighted average period of 1.3 years. There were no options exercised during the three and six months ended June 30, 2015 and 2014.

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Estimated Fair Value	$15,557	$93,089	$100,289	$93,089
Shares Issuable Under Options Granted	93,000	110,000	558,000	110,000
Expected Term	3 Years	3 Years	2 to 3 Years	3 Years
Expected Dividend	0%	0%	0%	0%
Volatility	30%	29.4%	26% to 30%	29.4%
Risk Free Interest Rate	0.86% to 0.91%	0.88%	0.22% to 1.07%	0.88%

The Company calculates the estimated expected life based upon historical exercise data. The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company’s stock options. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded for periods prior to its public offering. Subsequent to the Company’s public offering, the Company includes its actual common stock trading to compute volatility. The dividend yield assumption is based on the Company’s history and expectation of no future dividend payouts.

The Company has used an expected life of two to three years for the term of the options. The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impacts the amount of unamortized compensation expense to be recognized in future periods.

2014 Associate Stock Purchase Plan

In September 2014, the Company’s Board of Directors approved the 2014 Associate Stock Purchase Plan, under which 500,000 shares were reserved for purchase by the Company’s associates (employees). The Company has one year from September 2014 to obtain Shareholder approval for the plan to qualify for favorable tax treatment under IRS Section 422. The purchase price of the shares under the plan is 85% of the lesser of the fair market value of a share of common stock on the first day of the offering period or the fair market value of a share of common stock on the last day of the offering period. Offering periods are every six months ending on June 30 and December 31. Associates may designate up to ten percent of their compensation for the purchase of shares under the plan. The most recent plan period started on January 1, 2015 and ended on June 30, 2015. Total common shares purchased during the plan period ended June 30, 2015 was 72,360 shares at a price per share of $0.4675.

13.	Stock-Based Compensation and Benefit Plans

On February 9, 2010, the board of directors adopted the 2010 Equity Incentive Plan (2010 EIP). The plan was approved by its shareholders. Participants in the plan include its employees, officers, directors, consultants, or independent contractors. As of December 31, 2014, the number of shares of common stock reserved for issuance under the 2010 EIP was 625,000 shares. On February 12, 2014, the Board of Directors approved the assumption of the 2010 EIP as part of the reverse merger transaction with DE2; however it was agreed that no new grants would be made from this plan. On this same date the board of directors adopted the 2014 Equity Incentive Plan (2014 EIP) with an aggregate of 1,524,327 shares of common stock, $0.0001 par value per share. The plan will be administered by the Company’s Board of Directors or an authorized committee. The Company’s Chief Executive Officer may, on a discretionary basis and without committee review or approval, grant non-qualified (non-statutory) stock options for up to 100,000 common shares to new employees of the Company who are not officers of the Company during each fiscal year. Incentives under the plan may be granted in one or a combination of the following forms: (a) non-statutory stock options (no incentive stock options may be issued, because the plan was not submitted to and approved by our stockholders); (b) stock appreciation rights; (c) stock awards; (d) restricted stock; (e) restricted stock units; and (f) performance shares. Eligible participants include officers and employees of the company, members of the Board of Directors, and consultants or other independent contractors. No person is eligible to receive grants of stock options and SARs under the plan that exceed, in the aggregate, 100,000 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. The plan expires on February 12, 2020. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.

In February 2013 the Board of Directors approved an adjustment to the exercise price of all outstanding employee stock options that had been issued at a price greater than $4.00 per share. The vesting period for these options was unchanged. The aggregate excess of the fair value of the $4.00 options over the $9.00 options on the date of modification was $236,000. As a result of this modification the Company recorded additional share-based compensation expense of $119,000 for the vested portion of those options immediately, and the remaining $117,000 will be recognized over the remaining vesting term.

the year ended December 31, 2013, the Company originally issued options to purchase 330,470 shares with exercise prices ranging from $4.00 to $9.00 per share and an aggregate fair value of approximately $306,000. Of those options, options issued to executive management to purchase 250,000 shares were 100% vested immediately.

In December 2014, the Board of Directors approved an adjustment to the exercise price of options to purchase 455,000 shares with an exercise price of $4.00 per share to $1.50 per share. The vesting for these options was unchanged. The aggregate excess of fair value of the $1.50 options over the $4.00 options on the date of the modification was approximately $42,000. As a result of this modification the Company recorded additional share-based compensation expense of approximately $36,000 for the vested portion of those options immediately, and the remaining $6,000 will be recognized over the remaining vesting term through March 2016.

During the year ended December 31, 2014, the Company issued options to purchase 2,004,420 shares to its directors, executives and associates of the Company at a weighted average exercise price of $1.50. The Company determined the fair value of the options granted to be $339,671 for the fiscal year ended December 31, 2014 using the Black-Scholes option pricing model. Of the stock options granted, options with respect to 337,750 shares are being expensed one third on date of grant and the other two thirds over the two anniversary periods and options with respect to 1,665,670 shares were expensed 50% on date of grant and 50% on a straight-line basis over a one year period.  As of December 31, 2014, the Company had options with respect to a total of 698,420 shares granted under the 2014 EIP. As of this date, the 2010 EIP had outstanding stock options issued to employees totaling 255,167 shares. The Company had also issued outside of the EIP plans options with respect to 1,750,000 shares of Company common stock to directors, certain officers and business consultants.

Stock Compensation Expense Information

FASB ASC 718-10 requires measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair values. Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the years ended December 31, 2014 and 2013 was as follows:

	Year Ended
	December 31, 2014	December 31, 2013
Stock-based compensation costs included in:
Cost of revenue	$21,753	$1,815
Sales and marketing expenses	51,803	67,697
Research and development expenses	41,365	48,609
General and administrative expenses	201,255	582,594
Total stock-based compensation expense	$316,176	$700,715

As of December 31, 2014 the total compensation cost related to unvested options awards not yet recognized was $178,934. That cost will be recognized over a weighted average period of 7.6 months. There were no options exercised during the years ended December 31, 2014 and 2013.

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

Year Ended
	December 31, 2014	December 31, 2013
Estimated Fair Value	$339,671	$306,189
Shares Issuable Under Options Granted	2,004,420	330,470
Expected Term	2 to 3 Years	3 Years
Expected Dividend	—%	—%
Volatility	27% to 29%	30% to 33%
Risk Free Interest Rate	0.22% to 1.00%	0.34% to 0.90%

Following is a summary of stock option activity in 2014:

				Weighted
	Number of			Remaining
	Shares Issuable	Weighted Avg.		Contractual	Intrinsic
	Under Options	Exercise Price		Life (Years)	Value

Balance, December 31, 2012	614,042	$6.00
Granted	330,470	4.13
Exercised	(30,000)	0.80
Forfeited or Expired	(86,969)	4.55
Balance, December 31, 2013	827,543	3.49	*	2.81	$423,000
Granted	2,004,420	1.50	*
Exercised	—	—
Forfeited or Expired	(127,376)	3.69
Balance, December 31, 2014	2,704,587	2.01	*	4.05	$61,875
Exercisable at December 31, 2014	1,665,809	2.33	*	3.55	$61,875

* Reflects the February 2014 and December 2014 exercise price adjustment.

Information with respect to common stock options outstanding and exercisable at December 31, 2014:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value

$0.80	112,500	0.21	$0.8	$61,875	112,500	$0.8	$61,875
$1.35 to $1.60	1,898,670	4.85	1.5	—	933,262	1.5	—
$4.00	693,417	2.49	4	—	620,047	4	—

	2,704,587	4.05	$2.01	$61,875	1,665,809	$2.33	$61,875

The Company calculates the estimated expected life based upon historical exercise data. The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company’s stock options.  The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded for periods prior to its public offering. The dividend yield assumption is based on the Company’s history and expectation of no future dividend payouts.

The Company has used an expected life of two to three years for the term of the options. As only a minimal number of options have been exercised, management has made an estimate of an average life that is slightly longer than the vesting period. The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impacts the amount of unamortized compensation expense to be recognized in future periods.

2014 Associate Stock Purchase Plan

In September 2014, the Company’s Board of Directors approved the 2014 Associate Stock Purchase Plan, under which 500,000 shares were reserved for purchase by the Company’s associates (employees). The Company has one year from September 2014 to obtain Shareholder approval for the plan to qualify for favorable tax treatment under IRS Section 422. The purchase price of the shares under the plan is the lesser of 85% of the fair market value on the first or last day of the offering period. Offering periods are every six months ending on June 30 and December 31. Associates may designate up to ten percent of their compensation for the purchase of shares under the plan. The first plan period starts on September 1, 2014 and ends December 31, 2014. The total number of shares purchased for the plan period ended December 31, 2014 totaled 40,560.